Investment Objectives and Goals	Apr. 30, 2026
Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dan IVES Wedbush AI Revolution ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dan IVES Wedbush AI Revolution ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Dan Ives Wedbush AI Revolution Index (the “Index”).
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wedbush ReturnOnLeadership® U.S. Large-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Wedbush ReturnOnLeadership® U.S. Large-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Indiggo Return on Leadership® U.S. Large-Cap Index (the “Index”).

Wedbush LAFFER|TENGLER New Era Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wedbush LAFFER|TENGLER New Era Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Wedbush LAFFER|TENGLER New Era Value ETF (the “Fund”) seeks income and long-term capital appreciation.
Dan IVES Wedbush AI Power & Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dan IVES Wedbush AI Power & Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Dan IVES Wedbush AI Power & Infrastructure ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Wedbush AI Power & Infrastructure Index (the “Index”).